Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends paid and proposed [line items]
Final Proposed (not recognised as a liability at 31 December)		$ 85.9	$ 78.1
Payments for dividends		$ 721	$ 199
Proposed dividends [member]
Disclosure of dividends paid and proposed [line items]
Payments for dividends	$ 150